Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	33 Months Ended	38 Months Ended	52 Months Ended	60 Months Ended	71 Months Ended	96 Months Ended	102 Months Ended	113 Months Ended	116 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000090392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Lithium & Battery Tech ETF
C000100210
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ETF
C000105277
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Social Media ETF
C000116930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Guru<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index ETF
C000112947
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X SuperIncome™ Preferred ETF
C000122244
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. ETF
C000152059
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ETF
C000112948
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> REIT ETF
C000157108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Renewable Energy Producers ETF
C000159972
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Catholic Values ETF
C000174155
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE ETF
C000203264
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X E-commerce ETF
C000219588
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P Catholic Values Developed ex-U.S. ETF
C000228847
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Tail Risk ETF
C000228849
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Collar 95-110 ETF
C000228853
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Tail Risk ETF
C000228855
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Collar 95-110 ETF
C000105363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Disruptive Materials ETF
C000249892
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Russell 2000 ETF
Without Sales Load [Member] | C000090392
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.04%)				12.65%						7.65%
Without Sales Load [Member] | C000100210
Average Annual Return [Line Items]
Average Annual Return, Percent		20.42%				(6.73%)						(3.15%)
Without Sales Load [Member] | C000105277
Average Annual Return [Line Items]
Average Annual Return, Percent		21.15%				5.88%						8.39%
Without Sales Load [Member] | C000116930
Average Annual Return [Line Items]
Average Annual Return, Percent		41.98%				8.16%						7.03%
Without Sales Load [Member] | C000112947
Average Annual Return [Line Items]
Average Annual Return, Percent		24.16%				2.16%						2.23%
Without Sales Load [Member] | C000122244
Average Annual Return [Line Items]
Average Annual Return, Percent		26.21%				2.13%						2.10%
Without Sales Load [Member] | C000152059
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%				(1.61%)					0.45%
Without Sales Load [Member] | C000112948
Average Annual Return [Line Items]
Average Annual Return, Percent		24.41%				(7.30%)					0.12%
Without Sales Load [Member] | C000157108
Average Annual Return [Line Items]
Average Annual Return, Percent		6.18%				(5.06%)				(1.62%)
Without Sales Load [Member] | C000159972
Average Annual Return [Line Items]
Average Annual Return, Percent		36.53%				14.44%			13.90%
Without Sales Load [Member] | C000174155
Average Annual Return [Line Items]
Average Annual Return, Percent		23.95%				4.36%		5.99%
Without Sales Load [Member] | C000203264
Average Annual Return [Line Items]
Average Annual Return, Percent		57.51%				9.09%	10.53%
Without Sales Load [Member] | C000219588
Average Annual Return [Line Items]
Average Annual Return, Percent		24.02%			7.79%
Without Sales Load [Member] | C000228847
Average Annual Return [Line Items]
Average Annual Return, Percent		33.26%		6.80%
Without Sales Load [Member] | C000228849
Average Annual Return [Line Items]
Average Annual Return, Percent		28.90%		6.48%
Without Sales Load [Member] | C000228853
Average Annual Return [Line Items]
Average Annual Return, Percent		34.36%		6.90%
Without Sales Load [Member] | C000228855
Average Annual Return [Line Items]
Average Annual Return, Percent		31.11%		6.63%
Without Sales Load [Member] | C000105363
Average Annual Return [Line Items]
Average Annual Return, Percent		14.61%	(11.79%)
Without Sales Load [Member] | C000249892
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%						9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%						9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%						9.06%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%				15.27%						13.00%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%				15.27%						13.00%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%				15.27%						13.00%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent		25.32%				3.93%					4.34%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%					9.25%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%				8.98%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%				15.27%			14.46%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent		22.97%				6.24%		7.41%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%				11.08%	11.57%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent		22.97%			8.83%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%		9.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%		9.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%		9.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%		9.43%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%	7.91%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent	8.39%
Solactive Global Lithium Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Global Lithium Index (net)
Average Annual Return, Percent		(6.74%)				13.01%						7.86%
Solactive Global SuperDividend Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Global SuperDividend Index (net)
Average Annual Return, Percent		21.35%				(6.93%)						(3.30%)
Solactive Social Media Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Social Media Index (NR) (USD)
Average Annual Return, Percent		21.64%				6.39%						8.95%
Solactive Guru Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Guru Index (net)
Average Annual Return, Percent		42.81%				8.24%						7.22%
Global X U.S. High Yield Preferred Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X U.S. High Yield Preferred Index^
Average Annual Return, Percent		24.70%				2.65%						2.81%
Indxx SuperDividend U.S. Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx SuperDividend U.S. Low Volatility Index
Average Annual Return, Percent		26.94%				2.51%						2.70%
MSCI Emerging Markets Top 50 Dividend Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Top 50 Dividend Index (net)^
Average Annual Return, Percent		20.15%				(0.54%)					1.68%
Solactive Global SuperDividend REIT Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Global SuperDividend REIT Index (net)
Average Annual Return, Percent		25.01%				(6.95%)					0.65%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%				15.27%					13.06%
Indxx Renewable Energy Producers Index (net)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Renewable Energy Producers Index (net)^
Average Annual Return, Percent		6.61%				(4.72%)				(1.25%)
S&P 500 Catholic Values Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Catholic Values Index
Average Annual Return, Percent		36.92%				14.78%			13.90%
MSCI EAFE Top 50 Dividend Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Top 50 Dividend Index (net)
Average Annual Return, Percent		24.51%				4.87%		6.47%
Solactive E-commerce Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive E-commerce Index (net)
Average Annual Return, Percent		58.23%				9.53%	11.01%
S&P Developed ex-U.S. Catholic Values Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed ex-U.S. Catholic Values Index (net)
Average Annual Return, Percent		24.41%			8.11%
NASDAQ-100 Quarterly Protective Put 90 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ-100 Quarterly Protective Put 90 Index
Average Annual Return, Percent		33.71%		7.27%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ -100 Index (USD)
Average Annual Return, Percent		39.19%		9.32%
NASDAQ-100 Quarterly Collar 95-110 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ-100 Quarterly Collar 95-110 Index
Average Annual Return, Percent		31.29%		7.44%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ -100 Index (USD)
Average Annual Return, Percent		39.19%		9.32%
Cboe S&P 500 Tail Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe S&P 500 Tail Risk Index
Average Annual Return, Percent		34.67%		7.44%
Cboe S&P 500 3-Month Collar 95-110 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe S&P 500 3-Month Collar 95-110 Index
Average Annual Return, Percent		31.44%		7.06%
Solactive Disruptive Materials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Disruptive Materials Index
Average Annual Return, Percent		15.35%	(11.35%)
Russell 2000 RIC Capped Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 RIC Capped Index (TR) (USD)
Average Annual Return, Percent	8.58%